Segment Information	12 Months Ended
May 31, 2025
Segment Reporting [Abstract]
Segment Information
21.	SEGMENT INFORMATION
The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. For the years ended May 31, 2023, 2024 and 2025, the Group identified four operating segments, including (i) educational services and test preparation courses, (ii) private label products and livestreaming
e-commerce,
(iii) overseas study consulting services, and (iv) educational materials and distribution. The Group identified educational services and test preparation
courses, private label products and livestreaming
e-commerce,
and overseas study consulting services as three reportable segments. Educational materials and distribution individually did not exceed the 10% quantitative threshold and as a result, was included in others below.
The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.
The Group’s chief operating decision maker uses each reporting segment’s operating income to monitor budget versus actual results when making decisions about the allocation of operating and capital resources among all operating segments. The table below provides a summary of the Group’s operating segment results and total assets by segment for the years ended May 31, 2023, 2024 and 2025 were as follows:
For the year ended May
 31, 2023

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	1,914,865	557,508	354,764	170,623	2,997,760
Less:
Cost of revenues	(793,423)	(345,211)	(179,284)	(91,520)	(1,409,438)
Selling and marketing	(261,606)	(45,611)	(80,528)	(45,657)	(433,402)
General and administrative	(519,765)	(34,238)	(61,861)	(65,725)	(681,589)
Unallocated corporate expenses	—	—	—	—	(283,285)

Segment operating income/(loss) (1)	340,071	132,448	33,091	(32,279)	190,046
Unallocated items (2)					111,383

Income before income taxes					301,429

Segment assets	1,728,371	282,558	109,422	149,017	2,269,368
Unallocated corporate assets	—	—	—	—	4,123,090

Total assets	1,728,371	282,558	109,422	149,017	6,392,458

For the year ended May
 31, 2024

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	2,716,174	900,614	439,744	257,054	4,313,586
Less:
Cost of revenues	(1,027,889)	(677,270)	(214,602)	(131,199)	(2,050,960)
Selling and marketing	(348,121)	(124,975)	(92,865)	(77,785)	(643,746)
General and administrative	(755,074)	(77,626)	(57,204)	(75,657)	(965,561)
Unallocated corporate expenses	—	—	—	—	(302,894)

Segment operating income/(loss) (1)	585,090	20,743	75,073	(27,587)	350,425
Unallocated items (2)					84,483

Income before income taxes					434,908

Segment assets	2,217,342	831,620	119,725	486,305	3,654,992
Unallocated corporate assets	—	—	—	—	3,876,681

Total assets	2,217,342	831,620	119,725	486,305	7,531,673

For the year ended May
 31, 2025

	Educational services and test preparation courses	Private label products and livestreaming e-commerce	Overseas study consulting services	Others	Consolidated
	US$	US$	US$	US$	US$
Net revenues	3,456,189	600,281	516,367	327,425	4,900,262
Less:
Cost of revenues	(1,319,315)	(410,377)	(251,782)	(201,817)	(2,183,291)
Selling and marketing	(414,669)	(121,421)	(103,015)	(121,174)	(760,279)
General and administrative	(913,775)	(78,778)	(79,071)	(93,100)	(1,164,724)
Unallocated corporate expenses	—	—	—	—	(363,718)

Segment operating income/(loss) (1)	808,430	(10,295)	82,499	(88,666)	428,250
Unallocated items (2)					93,877

Income before income taxes					522,127

Segment assets	2,682,938	846,535	125,030	447,498	4,102,001
Unallocated corporate assets	—	—	—	—	3,703,498

Total assets	2,682,938	846,535	125,030	447,498	7,805,499

(1)	A summary of depreciation and amortization expenses for the years presented is as follows:

	For the years ended May 31,
	2023	2024	2025
Educational services and test preparation courses	97,413	80,277	110,946
Private label products and livestreaming e-commerce	1,394	1,973	2,296
Overseas study consulting services	4,243	4,517	5,867
Others	19,653	20,053	26,779

Total	122,703	106,820	145,888

(2)	A summary of material unallocated items for the years presented is as follows:

	For the years ended May 31,
	2023	2024	2025
Interest income	114,453	153,589	119,605
Other items	(3,070)	(69,106)	(25,728)

Total	111,383	84,483	93,877